Deferred revenue	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Deferred revenue	Deferred revenue:
Deferred revenue (i.e. contract liabilities) represents cash received from customers in excess of revenue recognized on uncompleted contracts.

Deferred revenue	December 31, 2020	December 31, 2019
Beginning Balance	$20,156	$16,681
Additions to deferred revenue	43,166	41,197
Revenue recognized during the year	(53,434)	(37,722)
Ending Balance	$9,888	$20,156